Basis of preparation (Details) - EUR (€) € in Millions		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Basis of preparation
Cash and cash equivalents	[1]	€ 7,371	€ 5,790	€ 13,288
Undrawn revolving credit facilities		€ 7,600

[1]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €7,496 million (FY21: €5,821 million), together with overdrafts of €125 million (FY21: €31 million).